Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	$ (1,454,226)
Taxes	(508,979)
After taxes	(945,247)
2022
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(1,426,676)
Taxes	(499,337)
After taxes	(927,339)
2023.
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	121,948
Taxes	42,682
After taxes	79,266
2024
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(118,164)
Taxes	(41,357)
After taxes	(76,807)
2025
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(73,332)
Taxes	(25,666)
After taxes	(47,666)
2026
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	41,998
Taxes	14,699
After taxes	$ 27,299